Transactions with Related Parties (Details) - Schedule of transactions listed in section 270(4) of the Companies Law	12 Months Ended
Dec. 31, 2019
Schedule of transactions listed in section 270(4) of the Companies Law [Abstract]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	April 3, 2017
Nature of the transaction	Approval of Bezeqs's vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. ("Spacecom" and "the Parties" respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom's satellites ("the Agreement"), including in favor of implementation of the Agreement.
Amount of the transaction	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. For further information about the Spacecom agreement, see Note 23.1 and 23.2.